UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21909

SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST

(Exact name of registrant as specified in charter)
Two Avenue de Lafayette, 6th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Scottish Widows Investment Partnership Ltd.	Geoffrey R. T. Kenyon, Esq.
Edinburgh One, Morrison Street,	Dechert LLP
Edinburgh EH3 8BE	John Hancock Tower
Scotland	200 Clarendon Street, 27th Fl.
Boston, MA 02116-5021
Registrant’s telephone number, including area code: (617) 662-3968
Date of fiscal year end: September 30
Date of reporting period: June 30, 2008

Item 1. Schedule of Investments
Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Number of		Market
Shares		Value

Common Stocks - 87.6%
Argentina - 1.9%
2,800	Tenaris S.A.	$208,600

Brazil - 19.2%
19,200	Companhia Vale do Rio Doce (ADR)	572,928
5,485	Gafisa S.A.	94,639
23,300	Localiza Rent a Car S.A.	257,258
12,840	Petroleo Brasileiro S.A. (ADR)	744,078
9,252	Tam S.A. (ADR)	176,898
2,367	Unibanco — Uniao de Bancos Brasileiros S.A. (GDR)	300,443

		2,146,244

Czech Republic - 1.4%
2,162	Zentiva NV (GDR)	158,907

Hong Kong - 8.3%
96,718	China Resources Power Holdings Co., Ltd.	235,678
247,000	CNOOC, Ltd.	425,117
26,500	Parkson Retail Group, Ltd.	193,382
82,000	Shun Tak Holdings, Ltd.	76,771

		930,948

Malaysia - 3.5%
226,150	AMMB Holdings Berhad	220,094
99,000	Genting Berhad	169,671

		389,765

Mexico - 6.2%
7,400	America Movil SAB de C.V., Series L (ADR)	390,350
54,930	Corporacion GEO S.A. de C.V., Series B(a)	183,808
30,000	Wal-Mart de Mexico S.A. de C.V., Series V	118,917

		693,075

Netherlands - 1.3%
4,450	X5 Retail Group N.V. (GDR)(a)	149,965

People’s Republic of China - 3.7%
39,600	China Railway Group, Ltd.(a)	29,507
35,640	Ping An Insurance Co. of China, Ltd.	265,109
63,000	Yanzhou Coal Mining Co. Ltd.	117,157

		411,773

Peru - 2.3%
3,100	Credicorp, Ltd.	254,572

Russia - 21.1%
17,700	Comstar United Telesystems (GDR)	177,000
17,343	Gazprom (ADR)(a)	1,005,894
5,661	LUKOIL (ADR)	558,175
8,240	MMC Norilsk Nickel (ADR)	208,472

Number of		Market
Shares		Value

3,810	Mobile TeleSystems (ADR)	$291,884
34,972	Sberbank	110,511

		2,351,936

Singapore - 0.7%
106,000	Petra Foods, Ltd.	76,741

South Africa - 11.1%
101,606	African Bank Investments, Ltd.	306,245
5,684	AngloGold Ashanti, Ltd.	195,165
58,569	FirstRand, Ltd.	99,485
7,340	Impala Platinum Holdings, Ltd.	289,663
7,150	MTN Group, Ltd.	113,688
3,921	Sasol	230,853

		1,235,099

South Korea - 1.1%
2,200	Kookmin Bank (ADR)	128,722

Taiwan - 4.7%
7,103	AU Optronics Corp. (ADR)	112,511
19,000	Hon Hai Precision Industry Co., Ltd.	93,582
21,578	Hon Hai Precision Industry Co., Ltd. (GDR)	215,133
71,119	Wistron Corp.	101,689

		522,915

Thailand - 1.1%
33,000	Bangkok Bank Public Co., Ltd.	118,439

Total Common Stocks (Cost $9,125,025)		9,777,701

Preferred Stocks - 6.2%
Brazil - 4.4%
18,500	Banco Itau Holding Financeira S.A.	376,209
9,402	Net Servicos de Comunicacao S.A.(a)	119,057

		495,266

Russia - 1.8%
147	Transneft	201,390

Total Preferred Stocks (Cost $661,914)		696,656

Participation Notes - 3.0%
India - 2.9%
5,521	Bharti Airtel, Ltd. (expires 3/17/11)(a), (b)	92,786
5,069	Housing Development Finance Corp., Ltd. (expires 1/18/11)(a)	231,658

		324,444

South Africa - 0.1%
1,400	Anglogold Ashanti, Ltd. (expires 7/4/08)(a)	11,944

1

Number of	Market
Shares	Value

Total Participation Notes (Cost $375,075)	336,388

Total Investments(c) - 96.8% (Cost $10,162,014)	$10,810,745
Other Assets, Less Liabilities - 3.2%	358,803

Total Net Assets - 100.0%	$11,169,548

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2008, the aggregate market value of these securities amounted to $92,786 or 0.8% of net assets. The Advisor has deemed these securities to be liquid.

(c)	For federal income tax purposes the aggregate cost was $10,162,014 aggregate gross unrealized appreciation was $1,715,901 aggregate gross unrealized depreciation was $(1,067,170) and the net unrealized appreciation $648,731

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

2

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SCOTTISH WIDOW INVESTMENT PARTNERSHIP TRUST

By:	/s/ John Brett
John Brett
President (principal executive officer)
Date: July 31, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Brett
John Brett
President (principal executive officer)
Date: July 31, 2008

By:	/s/ Tony Owens
Tony Owens
Treasurer (principal financial and accounting officer)
Date: July 31, 2008